Quarterly Holdings Report
for
Fidelity® Sustainability Bond Index Fund
November 30, 2021
SBI-NPRT1-0122
1.9887290.103
Nonconvertible Bonds - 27.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
1.65% 2/1/28	100,000	97,293
2.75% 6/1/31	150,000	152,405
3.5% 9/15/53	321,000	324,247
3.55% 9/15/55	254,000	255,330
3.65% 9/15/59	125,000	126,529
3.85% 6/1/60	60,000	62,714
3.9% 3/11/24	800,000	842,104
4.65% 6/1/44	20,000	23,507
British Telecommunications PLC 9.625% 12/15/30 (b)	55,000	81,946
Orange SA 5.5% 2/6/44	60,000	83,269
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	165,476
7.045% 6/20/36	106,000	152,108
Verizon Communications, Inc.:
0.85% 11/20/25	135,000	131,126
1.5% 9/18/30	400,000	375,621
2.355% 3/15/32 (c)	201,000	198,949
2.987% 10/30/56	123,000	118,336
3.55% 3/22/51	140,000	153,511
4% 3/22/50	38,000	44,123
4.016% 12/3/29	200,000	224,257
4.75% 11/1/41	189,000	237,000
		3,849,851
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	49,918
2.65% 1/13/31	50,000	51,904
3.6% 1/13/51	20,000	22,867
3.8% 3/22/30	80,000	89,823
4.7% 3/23/50	20,000	26,798
6.2% 12/15/34	225,000	316,635
		557,945
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	50,000	48,822
1.1% 8/15/30	60,000	56,379
2.05% 8/15/50	60,000	54,258
		159,459
Media - 0.6%
Comcast Corp.:
1.5% 2/15/31	300,000	282,048
1.95% 1/15/31	180,000	175,888
2.45% 8/15/52	100,000	91,212
2.65% 2/1/30	100,000	103,466
2.937% 11/1/56 (c)	190,000	184,652
2.987% 11/1/63 (c)	95,000	91,796
3.4% 4/1/30	30,000	32,703
3.45% 2/1/50	100,000	107,809
3.75% 4/1/40	10,000	11,267
Discovery Communications LLC:
3.625% 5/15/30	69,000	73,817
4.65% 5/15/50	70,000	82,993
5.3% 5/15/49	20,000	25,454
Fox Corp. 4.709% 1/25/29	130,000	148,557
ViacomCBS, Inc.:
4.95% 1/15/31	100,000	118,648
4.95% 5/19/50	90,000	113,672
		1,643,982
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 4.3% 2/15/48	100,000	114,234
T-Mobile U.S.A., Inc.:
3.5% 4/15/25	530,000	560,654
3.875% 4/15/30	230,000	249,974
4.5% 4/15/50	62,000	72,512
Vodafone Group PLC:
4.125% 5/30/25	120,000	130,474
4.375% 5/30/28	25,000	28,238
5% 5/30/38	43,000	53,535
5.125% 6/19/59	60,000	78,952
5.25% 5/30/48	20,000	26,016
		1,314,589
TOTAL COMMUNICATION SERVICES		7,525,826
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.0%
Lear Corp. 3.5% 5/30/30	50,000	53,330
Automobiles - 0.5%
American Honda Finance Corp. 1.2% 7/8/25	360,000	357,803
General Motors Co. 5.2% 4/1/45	120,000	148,132
General Motors Financial Co., Inc.:
1.25% 1/8/26	555,000	541,229
5.65% 1/17/29	80,000	94,992
Toyota Motor Corp. 2.358% 7/2/24	60,000	61,949
		1,204,105
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	74,650
Hotels, Restaurants & Leisure - 0.4%
Expedia, Inc. 3.8% 2/15/28	100,000	106,660
Marriott International, Inc. 3.5% 10/15/32	80,000	84,157
McDonald's Corp.:
3.3% 7/1/25	11,000	11,712
3.5% 7/1/27	20,000	21,657
3.6% 7/1/30	165,000	183,035
3.7% 1/30/26	155,000	167,489
4.2% 4/1/50	18,000	21,927
4.45% 9/1/48	64,000	79,586
Starbucks Corp.:
2% 3/12/27	170,000	171,337
2.55% 11/15/30	100,000	102,022
3.8% 8/15/25	50,000	54,028
4.5% 11/15/48	32,000	39,906
		1,043,516
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	194,100
Amazon.com, Inc.:
1% 5/12/26	193,000	190,711
2.1% 5/12/31	193,000	193,914
3.1% 5/12/51	193,000	208,585
3.15% 8/22/27	240,000	258,362
4.25% 8/22/57	50,000	65,128
eBay, Inc. 1.4% 5/10/26	118,000	116,403
		1,227,203
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	65,000	71,461
Multiline Retail - 0.1%
Target Corp.:
3.9% 11/15/47	25,000	31,229
4% 7/1/42	50,000	61,785
		93,014
Specialty Retail - 0.4%
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	95,042
3% 10/15/50	60,000	60,307
3.1% 5/3/27	34,000	36,214
4.05% 5/3/47	62,000	72,713
4.5% 4/15/30	50,000	58,022
5.125% 4/15/50	20,000	27,569
The Home Depot, Inc.:
2.375% 3/15/51	113,000	105,070
2.95% 6/15/29	280,000	298,549
3.3% 4/15/40	100,000	108,215
4.5% 12/6/48	70,000	91,502
TJX Companies, Inc. 1.6% 5/15/31	125,000	120,126
		1,073,329
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	13,000	13,533
2.85% 3/27/30	20,000	21,249
3.375% 3/27/50	20,000	22,909
		57,691
TOTAL CONSUMER DISCRETIONARY		4,898,299
CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	90,000	100,403
5.085% 5/25/48	60,000	79,139
PepsiCo, Inc.:
1.4% 2/25/31	200,000	191,245
1.625% 5/1/30	83,000	80,689
2.375% 10/6/26	220,000	230,283
The Coca-Cola Co.:
1.45% 6/1/27	20,000	19,797
1.65% 6/1/30	10,000	9,659
2.25% 1/5/32	205,000	207,203
2.5% 6/1/40	10,000	9,922
2.6% 6/1/50	10,000	9,917
2.75% 6/1/60	10,000	10,063
3.45% 3/25/30	60,000	66,817
4.2% 3/25/50	50,000	64,574
		1,079,711
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	364,969
Kroger Co.:
1.7% 1/15/31	100,000	94,777
4.65% 1/15/48	30,000	37,712
Sysco Corp.:
3.3% 2/15/50	50,000	52,089
5.65% 4/1/25	140,000	157,752
5.95% 4/1/30	53,000	66,456
Walgreens Boots Alliance, Inc. 3.2% 4/15/30	70,000	73,726
Walmart, Inc. 4.05% 6/29/48	130,000	167,238
		1,014,719
Food Products - 0.2%
Campbell Soup Co.:
3.65% 3/15/23	8,000	8,271
3.95% 3/15/25	100,000	107,453
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	32,090
4.85% 11/1/28	55,000	63,896
5.4% 11/1/48	22,000	30,176
General Mills, Inc.:
2.6% 10/12/22	50,000	50,843
2.875% 4/15/30	13,000	13,646
Kellogg Co. 4.3% 5/15/28	50,000	57,108
Tyson Foods, Inc.:
4% 3/1/26	40,000	43,430
5.1% 9/28/48	40,000	53,908
		460,821
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	51,011
3.1% 3/26/30	7,000	7,592
Procter & Gamble Co.:
3% 3/25/30	36,000	39,182
3.6% 3/25/50	180,000	226,342
		324,127
Personal Products - 0.1%
Estee Lauder Companies, Inc. 1.95% 3/15/31	75,000	74,873
TOTAL CONSUMER STAPLES		2,954,251
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 3.337% 12/15/27	150,000	160,217
Halliburton Co.:
2.92% 3/1/30	80,000	81,880
5% 11/15/45	86,000	105,268
		347,365
Oil, Gas & Consumable Fuels - 1.0%
Enbridge, Inc. 3.4% 8/1/51	80,000	81,956
Enterprise Products Operating LP:
3.3% 2/15/53	250,000	249,451
7.55% 4/15/38	55,000	83,692
Magellan Midstream Partners LP 4.85% 2/1/49	50,000	60,969
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	103,367
MPLX LP:
4.5% 4/15/38	48,000	53,269
4.875% 12/1/24	152,000	165,244
4.9% 4/15/58	50,000	58,482
ONEOK, Inc.:
6.35% 1/15/31	187,000	234,956
7.5% 9/1/23	119,000	130,176
Phillips 66 Co. 5.875% 5/1/42	54,000	73,707
Sabine Pass Liquefaction LLC 5% 3/15/27	160,000	180,112
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	28,139
4.3% 3/4/24	149,000	158,181
TransCanada PipeLines Ltd. 4.1% 4/15/30	300,000	333,628
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	21,083
3.95% 5/15/50	50,000	56,562
4.45% 8/1/42	105,000	122,962
Valero Energy Corp.:
3.4% 9/15/26	50,000	53,015
4% 4/1/29	155,000	168,406
		2,417,357
TOTAL ENERGY		2,764,722
FINANCIALS - 10.6%
Banks - 6.2%
Banco Santander SA 1.849% 3/25/26	200,000	199,344
Bank of America Corp.:
0.981% 9/25/25 (b)	600,000	592,372
1.734% 7/22/27 (b)	43,000	42,612
2.087% 6/14/29 (b)	310,000	305,803
2.651% 3/11/32 (b)	80,000	80,856
2.676% 6/19/41 (b)	235,000	228,190
2.687% 4/22/32 (b)	43,000	43,543
3.004% 12/20/23 (b)	200,000	204,506
3.458% 3/15/25 (b)	120,000	125,691
3.55% 3/5/24 (b)	250,000	258,201
3.974% 2/7/30 (b)	35,000	38,692
4.083% 3/20/51 (b)	130,000	158,686
4.183% 11/25/27	95,000	103,903
4.271% 7/23/29 (b)	60,000	67,288
4.33% 3/15/50 (b)	50,000	62,511
4.75% 4/21/45	55,000	69,678
5.875% 2/7/42	135,000	192,268
Bank of Montreal 4.338% 10/5/28 (b)	170,000	179,452
Bank of Nova Scotia 4.5% 12/16/25	85,000	93,951
Barclays PLC:
2.852% 5/7/26 (b)	200,000	206,414
3.932% 5/7/25 (b)	200,000	211,202
4.338% 5/16/24 (b)	400,000	418,818
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	190,000	203,702
2.976% 11/5/30 (b)	290,000	301,469
3.106% 4/8/26 (b)	110,000	115,312
3.142% 1/24/23 (b)	50,000	50,179
3.2% 10/21/26	191,000	202,689
3.875% 3/26/25	430,000	460,269
4.125% 7/25/28	154,000	169,130
4.65% 7/30/45	42,000	53,799
4.65% 7/23/48	65,000	85,297
HSBC Holdings PLC:
2.804% 5/24/32 (b)	40,000	40,010
4.041% 3/13/28 (b)	211,000	227,848
4.292% 9/12/26 (b)	850,000	920,498
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	105,886
Japan Bank International Cooperation 1.25% 1/21/31	262,000	253,966
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	1,200,000	1,192,876
0.969% 6/23/25 (b)	180,000	178,658
1.47% 9/22/27 (b)	170,000	166,746
2.069% 6/1/29 (b)	150,000	148,164
2.083% 4/22/26 (b)	20,000	20,341
2.525% 11/19/41 (b)	110,000	104,448
2.545% 11/8/32 (b)	180,000	180,909
2.956% 5/13/31 (b)	50,000	51,643
3.559% 4/23/24 (b)	285,000	295,491
4.203% 7/23/29 (b)	30,000	33,534
4.452% 12/5/29 (b)	185,000	210,223
4.493% 3/24/31 (b)	200,000	230,835
4.95% 6/1/45	92,000	121,916
6.4% 5/15/38	86,000	124,785
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	218,630
4.65% 3/24/26	221,000	243,943
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	200,000	197,099
2.801% 7/18/24	200,000	208,294
3.455% 3/2/23	260,000	268,753
4.286% 7/26/38	73,000	88,185
Mizuho Financial Group, Inc. 2.226% 5/25/26 (b)	400,000	406,555
NatWest Group PLC:
3.875% 9/12/23	200,000	209,069
4.519% 6/25/24 (b)	600,000	631,418
Oesterreichische Kontrollbank AG 0.375% 9/17/25	42,000	40,856
PNC Financial Services Group, Inc.:
1.15% 8/13/26	203,000	200,072
2.2% 11/1/24	80,000	82,640
Rabobank Nederland 5.25% 5/24/41	54,000	75,404
Rabobank Nederland New York Branch 0.375% 1/12/24	500,000	494,351
Royal Bank of Canada:
2.3% 11/3/31	55,000	55,302
2.55% 7/16/24	100,000	103,690
Santander Holdings U.S.A., Inc. 4.4% 7/13/27	73,000	80,505
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	200,000	199,575
2.142% 9/23/30	64,000	61,650
2.348% 1/15/25	200,000	204,900
3.936% 10/16/23	120,000	126,748
SVB Financial Group 2.1% 5/15/28	67,000	66,849
The Toronto-Dominion Bank 0.55% 3/4/24	400,000	396,708
Truist Financial Corp.:
1.2% 8/5/25	200,000	199,203
1.267% 3/2/27 (b)	53,000	52,039
U.S. Bancorp:
1.375% 7/22/30	380,000	358,606
3.9% 4/26/28	94,000	106,018
Westpac Banking Corp.:
2.894% 2/4/30 (b)	100,000	102,362
4.11% 7/24/34 (b)	200,000	216,886
		15,830,914
Capital Markets - 1.8%
Bank of New York Mellon Corp.:
0.35% 12/7/23	370,000	367,270
1.8% 7/28/31	47,000	45,967
Charles Schwab Corp.:
1.65% 3/11/31	50,000	48,030
2% 3/20/28	115,000	116,172
CI Financial Corp. 3.2% 12/17/30	55,000	56,563
Credit Suisse AG 0.495% 2/2/24	400,000	395,936
Deutsche Bank AG 4.1% 1/13/26	85,000	91,779
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	150,000	149,746
3.3% 11/16/22	100,000	102,392
3.7% 5/30/24	100,000	104,907
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	230,000	225,050
1.093% 12/9/26 (b)	100,000	97,235
1.948% 10/21/27 (b)	260,000	259,397
2.383% 7/21/32 (b)	100,000	98,119
2.615% 4/22/32 (b)	65,000	65,128
3.691% 6/5/28 (b)	260,000	280,172
4.411% 4/23/39 (b)	90,000	107,435
6.75% 10/1/37	180,000	254,210
Intercontinental Exchange, Inc.:
1.85% 9/15/32	90,000	84,891
2.65% 9/15/40	90,000	85,919
3.75% 9/21/28	20,000	22,042
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% 1/23/30	60,000	66,733
Moody's Corp. 4.875% 12/17/48	40,000	54,250
Morgan Stanley:
1.512% 7/20/27 (b)	70,000	68,661
1.593% 5/4/27 (b)	60,000	59,323
1.794% 2/13/32 (b)	195,000	184,711
2.239% 7/21/32 (b)	70,000	68,597
2.699% 1/22/31 (b)	360,000	369,638
3.217% 4/22/42 (b)	60,000	63,264
3.625% 1/20/27	268,000	290,049
3.737% 4/24/24 (b)	200,000	207,510
5.597% 3/24/51 (b)	50,000	76,196
NASDAQ, Inc. 1.65% 1/15/31	55,000	51,328
Northern Trust Corp. 1.95% 5/1/30	50,000	49,917
State Street Corp. 1.684% 11/18/27 (b)	70,000	70,251
		4,738,788
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	150,377
3.4% 10/29/33	150,000	151,009
3.5% 1/15/25	150,000	156,745
Ally Financial, Inc.:
3.05% 6/5/23	90,000	92,404
5.125% 9/30/24	250,000	273,922
5.8% 5/1/25	50,000	56,507
American Express Co.:
2.5% 7/30/24	124,000	128,014
3.4% 2/22/24	80,000	83,934
Capital One Financial Corp. 3.8% 1/31/28	160,000	175,150
Discover Financial Services:
3.85% 11/21/22	141,000	145,244
4.5% 1/30/26	102,000	111,892
GE Capital International Funding Co. 4.418% 11/15/35	325,000	392,805
John Deere Capital Corp.:
3.35% 6/12/24	140,000	148,691
3.45% 3/7/29	60,000	66,234
Synchrony Financial 4.5% 7/23/25	68,000	73,820
Toyota Motor Credit Corp.:
2.15% 9/8/22	500,000	506,557
3% 4/1/25	330,000	348,241
		3,061,546
Diversified Financial Services - 0.6%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	198,529
Brixmor Operating Partnership LP:
4.05% 7/1/30	12,000	13,184
4.125% 5/15/29	9,000	10,019
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	30,806
2.6% 11/15/29	20,000	20,847
3.4% 11/15/49	20,000	22,252
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	112,471
5% 4/20/48	16,000	20,470
KfW:
0% 4/18/36	125,000	97,468
2.375% 12/29/22	863,000	881,664
2.625% 2/28/24	230,000	239,599
Landwirtschaftliche Rentenbank 3.125% 11/14/23	30,000	31,442
		1,678,751
Insurance - 0.8%
ACE INA Holdings, Inc.:
1.375% 9/15/30	50,000	46,749
3.35% 5/3/26	144,000	155,087
Allstate Corp. 1.45% 12/15/30	230,000	218,107
American International Group, Inc.:
4.375% 6/30/50	50,000	63,075
4.5% 7/16/44	127,000	155,456
5.75% 4/1/48 (b)	60,000	67,804
Aon PLC 4.75% 5/15/45	68,000	87,667
Hartford Financial Services Group, Inc. 2.8% 8/19/29	70,000	72,848
Lincoln National Corp.:
3.8% 3/1/28	76,000	83,963
4.375% 6/15/50	80,000	98,938
Marsh & McLennan Companies, Inc. 4.9% 3/15/49	33,000	45,376
MetLife, Inc.:
4.125% 8/13/42	60,000	71,101
4.55% 3/23/30	200,000	236,258
Progressive Corp.:
4.125% 4/15/47	50,000	61,581
4.2% 3/15/48	10,000	12,520
Prudential Financial, Inc.:
3.7% 10/1/50 (b)	55,000	56,254
4.35% 2/25/50	140,000	179,723
The Travelers Companies, Inc. 5.35% 11/1/40	125,000	173,033
Willis Group North America, Inc. 2.95% 9/15/29	93,000	96,427
		1,981,967
TOTAL FINANCIALS		27,291,966
HEALTH CARE - 3.0%
Biotechnology - 0.6%
AbbVie, Inc.:
2.6% 11/21/24	10,000	10,366
2.95% 11/21/26	10,000	10,524
3.2% 11/21/29	20,000	21,219
3.6% 5/14/25	180,000	191,739
4.05% 11/21/39	10,000	11,444
4.25% 11/21/49	310,000	372,855
4.7% 5/14/45	50,000	62,134
4.875% 11/14/48	120,000	155,420
Amgen, Inc.:
3.15% 2/21/40	105,000	106,821
3.375% 2/21/50	30,000	31,292
4.4% 5/1/45	178,000	214,004
Biogen, Inc. 3.25% 2/15/51 (c)	67,000	66,839
Gilead Sciences, Inc.:
2.8% 10/1/50	110,000	106,862
3.65% 3/1/26	175,000	188,564
4.8% 4/1/44	52,000	65,437
		1,615,520
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 5.3% 5/27/40	140,000	193,207
Baxter International, Inc.:
1.915% 2/1/27 (c)(e)	60,000	59,975
2.539% 2/1/32 (c)(e)	50,000	50,403
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	144,620
3.363% 6/6/24	25,000	26,227
Boston Scientific Corp. 2.65% 6/1/30	161,000	163,556
Medtronic, Inc. 4.375% 3/15/35	157,000	193,118
		831,106
Health Care Providers & Services - 1.2%
Aetna, Inc. 4.75% 3/15/44	40,000	49,290
Anthem, Inc.:
2.375% 1/15/25	190,000	195,539
3.65% 12/1/27	240,000	261,365
3.7% 9/15/49	10,000	11,196
4.101% 3/1/28	100,000	111,487
Cigna Corp.:
1.25% 3/15/26	85,000	83,526
2.375% 3/15/31	100,000	100,237
3.75% 7/15/23	8,000	8,347
4.125% 11/15/25	12,000	13,101
4.375% 10/15/28	20,000	22,660
4.8% 8/15/38	69,000	84,556
4.8% 7/15/46	60,000	75,881
4.9% 12/15/48	19,000	24,618
CVS Health Corp.:
2.7% 8/21/40	310,000	296,737
4.3% 3/25/28	150,000	168,896
4.78% 3/25/38	42,000	51,175
4.875% 7/20/35	60,000	73,593
5.05% 3/25/48	60,000	79,280
HCA Holdings, Inc. 4.125% 6/15/29	289,000	317,642
Humana, Inc. 4.875% 4/1/30	114,000	132,991
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	24,872
2% 5/15/30	80,000	79,277
2.3% 5/15/31	286,000	289,617
2.375% 8/15/24	50,000	51,803
2.9% 5/15/50	36,000	36,814
3.7% 8/15/49	20,000	23,220
5.8% 3/15/36	50,000	68,788
6.875% 2/15/38	185,000	285,353
		3,021,861
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	80,000	77,947
PerkinElmer, Inc. 2.25% 9/15/31	30,000	29,091
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	155,555
		262,593
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	90,000	88,839
2.25% 5/28/31	90,000	90,929
AstraZeneca PLC 4.375% 8/17/48	66,000	85,516
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	151,405
3.25% 2/20/23	124,000	127,674
3.4% 7/26/29	50,000	54,759
4.125% 6/15/39	50,000	59,415
4.55% 2/20/48	70,000	90,339
Eli Lilly & Co. 2.25% 5/15/50	70,000	65,181
GlaxoSmithKline Capital, Inc.:
3.375% 5/15/23	150,000	155,649
6.375% 5/15/38	62,000	92,011
Johnson & Johnson:
0.55% 9/1/25	60,000	58,445
1.3% 9/1/30	60,000	57,145
2.1% 9/1/40	60,000	57,755
2.45% 9/1/60	60,000	57,728
Merck & Co., Inc.:
2.45% 6/24/50	180,000	171,465
2.9% 3/7/24	150,000	156,533
Mylan NV 5.2% 4/15/48	83,000	102,706
Novartis Capital Corp. 3.7% 9/21/42	110,000	126,689
Viatris, Inc. 2.3% 6/22/27	105,000	105,573
		1,955,756
TOTAL HEALTH CARE		7,686,836
INDUSTRIALS - 1.7%
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.25% 4/1/26	152,000	163,016
4.95% 10/17/48	78,000	101,161
United Parcel Service, Inc.:
3.75% 11/15/47	58,000	69,843
5.3% 4/1/50	110,000	164,113
		498,133
Building Products - 0.3%
Carrier Global Corp. 2.242% 2/15/25	620,000	633,893
Johnson Controls International PLC 5.125% 9/14/45	50,000	66,637
Masco Corp.:
2% 2/15/31	29,000	27,848
3.125% 2/15/51	14,000	14,176
		742,554
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	189,373
Waste Management, Inc. 2.5% 11/15/50	70,000	67,118
		256,491
Electrical Equipment - 0.1%
Eaton Corp.:
2.75% 11/2/22	137,000	139,649
4% 11/2/32	50,000	57,679
		197,328
Industrial Conglomerates - 0.1%
3M Co.:
2.375% 8/26/29	86,000	88,561
2.65% 4/15/25	8,000	8,365
3.05% 4/15/30	7,000	7,553
3.7% 4/15/50	8,000	9,402
4% 9/14/48	50,000	61,197
Roper Technologies, Inc.:
1% 9/15/25	30,000	29,298
1.4% 9/15/27	30,000	29,120
1.75% 2/15/31	30,000	27,977
2% 6/30/30	110,000	106,323
		367,796
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	40,000	39,872
1.1% 9/14/27	40,000	38,660
2.4% 8/9/26	140,000	144,796
Caterpillar, Inc.:
3.25% 9/19/49	50,000	55,364
5.2% 5/27/41	50,000	68,371
Deere & Co. 2.875% 9/7/49	80,000	83,885
Parker Hannifin Corp.:
2.7% 6/14/24	60,000	62,337
4.2% 11/21/34	75,000	86,332
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	50,000	53,221
		632,838
Road & Rail - 0.5%
Canadian National Railway Co.:
2.45% 5/1/50	40,000	37,620
2.75% 3/1/26	141,000	148,211
Canadian Pacific Railway Co.:
1.75% 12/2/26 (e)	130,000	130,073
2.45% 12/2/31 (e)	130,000	131,586
4.8% 8/1/45	60,000	78,690
CSX Corp.:
2.5% 5/15/51	115,000	106,796
4.5% 3/15/49	70,000	89,088
Kansas City Southern 3.5% 5/1/50	50,000	54,262
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	105,292
3.155% 5/15/55	85,000	88,393
Union Pacific Corp.:
3.6% 9/15/37	145,000	163,060
3.839% 3/20/60	132,000	157,675
		1,290,746
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 2/1/30	55,000	55,463
3.75% 2/1/22	138,000	138,000
4.625% 10/1/28	52,000	57,927
		251,390
TOTAL INDUSTRIALS		4,237,276
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.1%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	190,507
Electronic Equipment & Components - 0.2%
Corning, Inc. 5.35% 11/15/48	20,000	27,871
Dell International LLC/EMC Corp.:
4% 7/15/24	144,000	153,266
4.9% 10/1/26	30,000	33,885
5.3% 10/1/29	80,000	94,817
8.1% 7/15/36	40,000	60,898
8.35% 7/15/46	134,000	223,772
		594,509
IT Services - 0.6%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	60,000	60,376
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	66,358
2.25% 3/1/31	50,000	48,896
Fiserv, Inc.:
3.5% 7/1/29	40,000	42,624
4.4% 7/1/49	120,000	142,861
Global Payments, Inc. 1.2% 3/1/26	122,000	118,241
IBM Corp.:
2.85% 5/15/40	135,000	133,465
2.95% 5/15/50	100,000	100,256
3.45% 2/19/26	166,000	178,188
MasterCard, Inc.:
3.3% 3/26/27	13,000	14,069
3.35% 3/26/30	18,000	19,871
3.85% 3/26/50	65,000	77,765
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	20,195
2.3% 6/1/30	50,000	50,682
The Western Union Co. 2.85% 1/10/25	20,000	20,797
Visa, Inc.:
1.9% 4/15/27	43,000	43,695
2.05% 4/15/30	70,000	70,639
2.7% 4/15/40	50,000	51,083
2.75% 9/15/27	205,000	217,463
		1,477,524
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc. 2.8% 10/1/41	50,000	51,055
Applied Materials, Inc. 4.35% 4/1/47	26,000	33,809
Broadcom, Inc. 3.469% 4/15/34 (c)	400,000	412,169
Intel Corp.:
2.45% 11/15/29	50,000	51,420
3.7% 7/29/25	140,000	151,560
4.6% 3/25/40	100,000	124,726
4.75% 3/25/50	150,000	202,745
Lam Research Corp. 2.875% 6/15/50	50,000	51,028
NVIDIA Corp. 2% 6/15/31	215,000	213,451
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32 (c)	80,000	80,345
4.3% 6/18/29 (c)	125,000	140,322
Qualcomm, Inc. 4.65% 5/20/35	145,000	181,135
		1,693,765
Software - 0.6%
Microsoft Corp.:
2.525% 6/1/50	180,000	178,468
2.921% 3/17/52	276,000	293,873
Oracle Corp.:
2.5% 4/1/25	60,000	61,758
2.65% 7/15/26	242,000	249,867
2.95% 4/1/30	80,000	82,607
3.6% 4/1/50	310,000	313,711
3.85% 4/1/60	170,000	176,478
Salesforce.com, Inc. 1.95% 7/15/31	195,000	193,251
VMware, Inc. 1.4% 8/15/26	97,000	94,787
		1,644,800
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
0.55% 8/20/25	200,000	195,340
0.7% 2/8/26	160,000	156,250
1.25% 8/20/30	200,000	188,276
1.7% 9/11/22	120,000	121,196
1.7% 8/5/31	52,000	50,630
2.375% 2/8/41	160,000	156,732
2.85% 8/5/61	51,000	51,378
2.95% 9/11/49	90,000	93,935
3.85% 5/4/43	177,000	209,987
HP, Inc. 6% 9/15/41	170,000	226,829
		1,450,553
TOTAL INFORMATION TECHNOLOGY		7,051,658
MATERIALS - 0.7%
Chemicals - 0.6%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	50,344
2.05% 5/15/30	20,000	20,122
2.8% 5/15/50	20,000	20,626
CF Industries Holdings, Inc. 5.15% 3/15/34	50,000	59,927
DuPont de Nemours, Inc.:
4.205% 11/15/23	20,000	21,140
4.725% 11/15/28	20,000	23,304
5.419% 11/15/48	62,000	87,248
Ecolab, Inc. 1.3% 1/30/31	125,000	117,789
LYB International Finance BV 4% 7/15/23	77,000	80,795
LYB International Finance II BV 3.5% 3/2/27	90,000	96,910
LYB International Finance III LLC:
3.375% 10/1/40	50,000	52,016
3.625% 4/1/51	50,000	53,345
Nutrien Ltd.:
3.95% 5/13/50	100,000	117,453
4.2% 4/1/29	6,000	6,782
5% 4/1/49	11,000	14,838
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	322,999
4.5% 6/1/47	54,000	67,551
The Dow Chemical Co.:
2.1% 11/15/30	100,000	98,546
4.8% 5/15/49	40,000	51,861
5.55% 11/30/48	30,000	42,649
The Mosaic Co. 4.25% 11/15/23	131,000	138,050
		1,544,295
Containers & Packaging - 0.0%
International Paper Co.:
4.35% 8/15/48	30,000	37,751
7.3% 11/15/39	50,000	76,652
		114,403
Metals & Mining - 0.1%
Newmont Corp. 5.45% 6/9/44	50,000	67,323
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	50,000	66,989
		134,312
TOTAL MATERIALS		1,793,010
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc. 3% 5/18/51	100,000	101,079
American Tower Corp.:
1.3% 9/15/25	40,000	39,441
2.1% 6/15/30	60,000	57,603
3.1% 6/15/50	60,000	58,041
3.6% 1/15/28	110,000	118,202
Boston Properties, Inc. 3.25% 1/30/31	107,000	111,798
Crown Castle International Corp.:
1.35% 7/15/25	23,000	22,767
2.25% 1/15/31	145,000	140,187
3.15% 7/15/23	100,000	103,407
3.25% 1/15/51	47,000	46,901
Duke Realty LP 1.75% 2/1/31	100,000	95,235
ERP Operating LP 4.5% 7/1/44	50,000	63,454
Healthpeak Properties, Inc. 2.875% 1/15/31	210,000	217,962
Kimco Realty Corp.:
1.9% 3/1/28	110,000	108,636
2.8% 10/1/26	150,000	157,504
National Retail Properties, Inc. 3% 4/15/52	50,000	48,688
Prologis LP 1.625% 3/15/31	100,000	95,658
Simon Property Group LP:
2.2% 2/1/31	100,000	98,182
2.65% 7/15/30	50,000	51,033
2.75% 6/1/23	75,000	76,848
3.375% 12/1/27	75,000	80,603
UDR, Inc. 2.1% 6/15/33	35,000	33,291
Ventas Realty LP 4.875% 4/15/49	80,000	102,221
Welltower, Inc. 4.95% 9/1/48	36,000	47,375
		2,076,116
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 3.7% 8/15/27	26,000	28,337
Essex Portfolio LP 2.65% 3/15/32	70,000	70,606
		98,943
TOTAL REAL ESTATE		2,175,059
UTILITIES - 0.6%
Electric Utilities - 0.4%
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	90,000	100,931
Commonwealth Edison Co.:
3.8% 10/1/42	125,000	143,524
4% 3/1/48	86,000	102,862
Eversource Energy:
2.55% 3/15/31	125,000	126,560
2.9% 10/1/24	70,000	72,778
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	83,000	80,094
5.3% 6/1/42	85,000	116,936
PPL Electric Utilities Corp. 3% 10/1/49	30,000	31,451
Public Service Electric & Gas Co. 3.6% 12/1/47	87,000	100,472
		875,608
Gas Utilities - 0.0%
Atmos Energy Corp. 4.125% 10/15/44	75,000	88,335
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	49,255
3.95% 4/1/50	130,000	151,600
5.3% 3/1/35	50,000	63,407
Sempra Energy:
3.4% 2/1/28	26,000	27,697
3.8% 2/1/38	30,000	33,141
4% 2/1/48	86,000	98,732
		423,832
Water Utilities - 0.0%
American Water Capital Corp. 6.593% 10/15/37	64,000	93,260
TOTAL UTILITIES		1,481,035
TOTAL NONCONVERTIBLE BONDS (Cost $68,424,606)		69,859,938

U.S. Government and Government Agency Obligations - 40.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 1.2%
Fannie Mae:
0.375% 8/25/25	95,000	92,672
0.5% 6/17/25	240,000	235,355
0.625% 4/22/25	82,000	80,997
0.75% 10/8/27	125,000	120,722
0.875% 8/5/30	83,000	78,385
1.625% 10/15/24	70,000	71,520
1.75% 7/2/24	220,000	225,536
2.875% 9/12/23	150,000	156,254
6.625% 11/15/30	229,000	324,772
Federal Home Loan Bank:
0.375% 9/4/25	70,000	68,526
0.5% 4/14/25	105,000	103,238
1.5% 8/15/24	50,000	50,938
2.5% 2/13/24	80,000	83,272
3.25% 6/9/28	55,000	61,374
3.25% 11/16/28	10,000	11,171
Freddie Mac:
0.25% 8/24/23	250,000	248,772
0.25% 12/4/23	375,000	372,323
0.375% 7/21/25	160,000	156,405
0.375% 9/23/25	93,000	90,555
1.5% 2/12/25	120,000	122,130
2.375% 1/13/22	253,000	253,677
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		3,008,594
U.S. Treasury Obligations - 39.4%
U.S. Treasury Bonds:
1.125% 5/15/40	2,433,000	2,157,957
1.125% 8/15/40	1,715,000	1,516,301
1.25% 5/15/50	1,807,000	1,580,349
1.375% 11/15/40	1,314,000	1,211,652
1.375% 8/15/50	1,239,000	1,118,149
1.625% 11/15/50	1,136,000	1,089,273
1.75% 8/15/41	1,112,000	1,091,671
1.875% 2/15/41	1,559,000	1,564,055
1.875% 2/15/51	536,000	544,961
1.875% 11/15/51	117,000	119,303
2% 2/15/50	140,000	146,278
2% 8/15/51	1,704,000	1,784,408
2.25% 5/15/41	161,000	171,364
2.25% 8/15/46	6,000	6,482
2.25% 8/15/49	34,000	37,377
2.375% 11/15/49	1,000	1,129
2.375% 5/15/51	662,000	750,853
2.5% 2/15/45	410,000	459,344
2.5% 2/15/46	89,000	100,337
2.5% 5/15/46	83,000	93,693
2.75% 8/15/42	41,000	47,326
2.75% 11/15/42	4,000	4,620
2.75% 11/15/47	23,000	27,426
2.875% 5/15/43	177,000	208,570
2.875% 8/15/45	165,000	197,504
2.875% 5/15/49	12,000	14,833
3% 5/15/42	13,000	15,587
3% 11/15/44	667,000	808,946
3% 5/15/45	1,171,000	1,427,293
3% 11/15/45	188,000	230,300
3% 5/15/47	87,000	108,006
3% 2/15/48	4,000	4,999
3% 8/15/48	28,000	35,095
3% 2/15/49	20,000	25,217
3.125% 11/15/41	75,000	91,318
3.125% 2/15/43	185,000	225,989
3.125% 8/15/44	863,000	1,064,659
3.125% 5/15/48	57,000	72,942
3.375% 5/15/44	198,000	253,053
3.375% 11/15/48	32,000	42,900
3.625% 8/15/43	332,000	437,086
3.625% 2/15/44	136,000	179,738
3.75% 8/15/41	48,000	63,459
3.75% 11/15/43	39,000	52,338
3.875% 8/15/40	20,000	26,743
4.375% 11/15/39	24,000	33,906
4.375% 5/15/40	45,000	63,844
4.5% 2/15/36	1,000	1,396
4.5% 5/15/38	95,000	134,919
5% 5/15/37	10,000	14,781
U.S. Treasury Notes:
0.125% 4/30/22	366,000	366,053
0.125% 5/31/22	1,000	1,000
0.125% 7/31/22	112,000	111,999
0.125% 9/30/22	183,000	182,864
0.125% 11/30/22	510,000	509,283
0.125% 1/31/23	636,000	634,559
0.125% 3/31/23	1,215,000	1,211,108
0.125% 5/15/23	261,000	260,011
0.125% 7/15/23	2,064,000	2,053,519
0.125% 7/31/23	1,171,000	1,164,459
0.125% 8/15/23	1,059,000	1,052,919
0.125% 8/31/23	1,289,000	1,281,044
0.125% 9/15/23	1,000	994
0.125% 10/15/23	1,596,000	1,584,279
0.125% 2/15/24	65,000	64,294
0.25% 4/15/23	471,000	470,246
0.25% 6/15/23	2,855,000	2,847,751
0.25% 9/30/23	2,555,000	2,543,323
0.25% 11/15/23	252,000	250,523
0.25% 3/15/24	108,000	107,009
0.25% 5/15/24	1,055,000	1,043,255
0.25% 5/31/25	1,383,000	1,348,695
0.25% 6/30/25	277,000	269,880
0.25% 7/31/25	2,639,000	2,567,768
0.25% 8/31/25	753,000	731,587
0.25% 9/30/25	1,104,000	1,072,131
0.25% 10/31/25	1,359,000	1,317,540
0.375% 3/31/22	206,000	206,204
0.375% 10/31/23	940,000	937,430
0.375% 4/15/24	301,000	298,825
0.375% 7/15/24	100,000	99,043
0.375% 8/15/24	285,000	282,083
0.375% 4/30/25	1,070,000	1,049,311
0.375% 11/30/25	1,641,000	1,596,578
0.375% 12/31/25	497,000	483,119
0.375% 1/31/26	781,000	758,241
0.375% 7/31/27	1,248,000	1,190,670
0.375% 9/30/27	723,000	687,500
0.5% 3/31/25	1,512,000	1,491,033
0.5% 5/31/27	1,798,000	1,729,241
0.5% 6/30/27	1,571,000	1,510,124
0.5% 8/31/27	1,129,000	1,082,252
0.5% 10/31/27	289,000	276,334
0.625% 10/15/24	1,990,000	1,980,050
0.625% 3/31/27	808,000	784,833
0.625% 11/30/27	789,000	759,320
0.625% 12/31/27	338,000	324,929
0.625% 5/15/30	2,665,000	2,501,456
0.625% 8/15/30	204,000	191,035
0.75% 3/31/26	1,215,000	1,196,822
0.75% 4/30/26	1,041,000	1,024,653
0.75% 8/31/26	355,000	348,593
0.75% 1/31/28	263,000	254,453
0.875% 6/30/26	430,000	425,129
0.875% 9/30/26	1,310,000	1,293,113
0.875% 11/15/30	1,744,000	1,667,359
1% 7/31/28	852,000	832,897
1.125% 2/28/22	35,000	35,091
1.125% 2/28/25	328,000	330,242
1.125% 10/31/26	425,000	424,402
1.125% 2/28/27	231,000	230,404
1.125% 2/29/28	1,011,000	1,001,206
1.125% 8/31/28	425,000	418,592
1.125% 2/15/31	432,000	421,723
1.25% 8/31/24	511,000	517,567
1.25% 3/31/28	653,000	650,551
1.25% 4/30/28	659,000	656,168
1.25% 6/30/28	1,154,000	1,147,328
1.25% 9/30/28	1,345,000	1,335,123
1.25% 8/15/31	246,000	242,041
1.375% 1/31/22	2,000	2,004
1.375% 2/15/23	479,000	485,137
1.375% 1/31/25	956,000	970,639
1.375% 8/31/26	695,000	702,846
1.375% 10/31/28	595,000	595,465
1.5% 8/15/22	299,000	301,826
1.5% 9/30/24	905,000	922,676
1.5% 10/31/24	556,000	566,816
1.5% 11/30/24	573,000	584,169
1.5% 8/15/26	574,000	583,664
1.5% 1/31/27	129,000	131,227
1.625% 11/15/22	256,000	259,330
1.625% 12/15/22	243,000	246,398
1.625% 9/30/26	463,000	473,689
1.625% 10/31/26	215,000	220,014
1.625% 11/30/26	136,000	139,209
1.625% 8/15/29	176,000	179,424
1.625% 5/15/31	1,355,000	1,381,253
1.75% 6/15/22	173,000	174,507
1.75% 7/15/22	551,000	556,424
1.75% 6/30/24	251,000	257,491
1.75% 7/31/24	661,000	678,661
1.75% 12/31/24	707,000	726,222
1.75% 12/31/26	188,000	193,640
1.75% 11/15/29	85,000	87,497
1.875% 7/31/22	90,000	91,037
1.875% 6/30/26	88,000	90,967
1.875% 7/31/26	238,000	246,135
2% 10/31/22	7,000	7,112
2% 5/31/24	108,000	111,443
2% 11/15/26	110,000	114,550
2.125% 5/15/22	168,000	169,553
2.125% 12/31/22	140,000	142,767
2.125% 3/31/24	269,000	278,089
2.25% 4/15/22	255,000	257,042
2.25% 4/30/24	309,000	320,527
2.25% 3/31/26	92,000	96,467
2.25% 2/15/27	134,000	141,187
2.25% 8/15/27	535,000	564,488
2.25% 11/15/27	100,000	105,652
2.375% 2/29/24	867,000	900,325
2.375% 5/15/27	22,000	23,357
2.375% 5/15/29	16,000	17,132
2.5% 1/15/22	3,000	3,009
2.5% 2/15/22	1,000	1,005
2.5% 3/31/23	163,000	167,616
2.5% 1/31/24	495,000	515,032
2.625% 12/15/21	140,000	140,135
2.625% 6/30/23	10,000	10,346
2.625% 12/31/23	800,000	833,625
2.625% 12/31/25	5,000	5,314
2.625% 2/15/29	57,000	61,918
2.75% 5/31/23	142,000	146,970
2.75% 7/31/23	232,000	240,845
2.75% 8/31/23	85,000	88,340
2.75% 6/30/25	82,000	87,106
2.75% 2/15/28	492,000	534,973
2.875% 9/30/23	177,000	184,619
2.875% 10/31/23	712,000	743,651
2.875% 11/30/23	244,000	255,218
2.875% 5/31/25	10,000	10,658
2.875% 11/30/25	31,000	33,229
2.875% 5/15/28	323,000	354,139
2.875% 8/15/28	61,000	67,029
3% 10/31/25	74,000	79,579
3.125% 11/15/28	155,000	173,267
TOTAL U.S. TREASURY OBLIGATIONS		101,016,571
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $103,929,578)		104,025,165

U.S. Government Agency - Mortgage Securities - 27.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 12.6%
1.5% 10/1/36 to 11/1/51	1,924,806	1,928,187
2% 7/1/35 to 11/1/51	11,231,131	11,305,019
2.5% 1/1/27 to 5/1/51	4,540,485	4,679,347
3% 8/1/32 to 8/1/50	6,236,312	6,523,741
3.5% 5/1/29 to 8/1/50	3,630,715	3,873,568
4% 6/1/34 to 3/1/2050	1,939,241	2,075,720
4.5% 10/1/39 to 8/1/50	920,297	990,597
5% 7/1/48 to 12/1/49	734,466	803,817
5.5% 1/1/49	98,679	109,601
TOTAL FANNIE MAE		32,289,597
Freddie Mac - 7.9%
1.5% 6/1/51 to 11/1/51	1,881,273	1,820,704
2% 2/1/36 to 11/1/51	5,935,797	5,977,252
2.5% 3/1/33 to 9/1/51	6,026,004	6,187,258
3% 11/1/26 to 4/1/51	1,157,063	1,207,283
3.5% 9/1/33 to 3/1/50	1,516,950	1,612,918
4% 2/1/34 to 10/1/50	1,855,727	1,987,131
4.5% 7/1/41 to 4/1/50	956,624	1,028,275
5% 12/1/48 to 5/1/50	365,786	399,272
5.5% 6/1/49	90,399	99,750
TOTAL FREDDIE MAC		20,319,843
Ginnie Mae - 5.9%
1.5% 5/20/51	49,469	48,428
2% 3/20/51 to 11/20/51	3,221,575	3,265,563
2% 12/1/51 (e)	100,000	101,278
2% 12/1/51 (e)	100,000	101,278
2.5% 12/20/49 to 9/20/51	3,218,553	3,307,951
2.5% 12/1/51 (e)	150,000	154,104
3% 7/20/42 to 2/20/51	2,575,203	2,678,097
3% 12/1/51 (e)	450,000	466,343
3.5% 2/20/46 to 2/20/51	2,283,386	2,392,918
3.5% 12/1/51 (e)	400,000	417,733
4% 4/20/47 to 12/20/50	1,189,829	1,258,650
4.5% 8/20/48 to 12/20/50	595,732	632,813
5% 12/20/47 to 3/20/50	222,173	238,854
5.5% 12/20/48	21,450	23,246
TOTAL GINNIE MAE		15,087,256
Uniform Mortgage Backed Securities - 1.3%
1.5% 12/1/36 (e)	200,000	201,015
2% 12/1/36 (e)	100,000	102,540
2% 12/1/51 (e)	900,000	900,814
2.5% 12/1/51 (e)	900,000	922,500
2.5% 12/1/51 (e)	800,000	820,000
3% 12/1/51 (e)	300,000	311,461
4% 12/1/51 (e)	100,000	106,617
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,364,947
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $71,256,093)		71,061,643

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	32,000	33,048
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	2,668	2,678
Series 2021-1 Class A3, 0.34% 12/15/25	110,000	109,492
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	114,473
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	110,000	109,805
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	16,890
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	107,000	106,577
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	110,000	109,782
TOTAL ASSET-BACKED SECURITIES (Cost $607,151)		602,745

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	100,000	105,311
Series 2020-BN25 Class A5, 2.649% 1/15/63	80,000	83,015
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	117,008
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	100,000	100,890
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	136,955
Series 2021-B24 Class A5, 2.5843% 3/15/54	50,000	51,657
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	53,532
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	67,570
Citigroup Commercial Mortgage Trust sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	278,769
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	115,543	120,107
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	77,868
Class A5, 3.0161% 9/15/52	75,000	79,250
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	208,467
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	253,336
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	195,227
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	196,551
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	39,461
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	50,490
Series 2021-K128 Class A2, 2.02% 3/25/31	50,000	51,215
Series 2021-K130 Class A2, 1.723% 6/25/31	100,000	99,864
Series K057 Class A2, 2.57% 7/25/26	80,000	84,116
Series K080 Class A2, 3.926% 7/25/28	60,000	68,627
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	128,996
Series K-1510 Class A2, 3.718% 1/25/31	41,000	47,389
Series K068 Class A2, 3.244% 8/25/27	70,000	76,572
Series K094 Class A2, 2.903% 6/25/29	110,000	119,505
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	105,696
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	105,718
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	116,000	116,184
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	31,151
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	100,000	109,512
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	78,883
Series 2019-C54 Class A4, 3.146% 12/15/52	100,000	107,118
Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	28,089
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	73,907
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,643,075)		3,648,006

Foreign Government and Government Agency Obligations - 2.5%
	Principal Amount (a)	Value ($)
Alberta Province:
1.3% 7/22/30	216,000	207,091
2.95% 1/23/24	110,000	114,961
Chilean Republic:
2.55% 7/27/33	200,000	196,372
3.24% 2/6/28	230,000	241,615
Export Development Canada 2.625% 2/21/24	100,000	104,011
Hungarian Republic:
5.375% 2/21/23	134,000	141,124
5.375% 3/25/24	32,000	34,817
Indonesian Republic:
1.85% 3/12/31	200,000	192,022
2.85% 2/14/30	400,000	412,200
Israeli State 3.375% 1/15/50	100,000	106,178
Italian Republic:
1.25% 2/17/26	455,000	444,033
2.375% 10/17/24	200,000	205,623
Korean Republic 2.75% 1/19/27	200,000	212,098
Manitoba Province 2.6% 4/16/24	180,000	187,448
Ontario Province:
1.125% 10/7/30	224,000	212,345
2.3% 6/15/26	107,000	111,600
Panamanian Republic:
2.252% 9/29/32	200,000	186,038
3.16% 1/23/30	400,000	408,950
4% 9/22/24	48,000	51,039
Peruvian Republic:
1.862% 12/1/32	185,000	167,344
2.78% 12/1/60	65,000	54,917
3.3% 3/11/41	70,000	67,900
3.55% 3/10/51	55,000	54,959
7.35% 7/21/25	113,000	134,950
Philippine Republic:
1.648% 6/10/31	205,000	194,260
2.65% 12/10/45	200,000	183,600
Polish Government:
3.25% 4/6/26	53,000	56,437
5% 3/23/22	136,000	137,772
Quebec Province:
2.375% 1/31/22	350,000	351,250
2.5% 4/20/26	130,000	137,076
United Mexican States:
3.25% 4/16/30	200,000	203,850
3.75% 1/11/28	200,000	214,600
3.771% 5/24/61	250,000	225,281
4% 10/2/23	26,000	27,386
4.6% 2/10/48	50,000	52,291
5.55% 1/21/45	45,000	53,080
7.5% 4/8/33	55,000	75,773
Uruguay Republic:
4.125% 11/20/45	20,000	23,273
4.375% 10/27/27	15,000	16,850
4.375% 1/23/31	128,116	146,957
4.975% 4/20/55	63,000	80,219
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,530,681)		6,429,590

Supranational Obligations - 1.4%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	80,000	78,731
Asian Development Bank:
0.5% 2/4/26	200,000	195,055
2.5% 11/2/27	156,000	166,170
2.75% 3/17/23	540,000	556,354
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	192,970
European Investment Bank:
1.25% 2/14/31	83,000	81,422
1.375% 5/15/23	320,000	324,368
2% 12/15/22	470,000	477,808
2.25% 6/24/24	50,000	51,878
2.875% 8/15/23	90,000	93,586
3.125% 12/14/23	90,000	94,570
Inter-American Development Bank:
0.625% 7/15/25	125,000	123,148
1.75% 3/14/25	66,000	67,667
2.25% 6/18/29	30,000	31,669
3.125% 9/18/28	60,000	66,416
3.2% 8/7/42	123,000	145,383
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	126,866
0.5% 10/28/25	145,000	141,708
0.75% 8/26/30	70,000	66,002
0.875% 5/14/30	67,000	64,046
1.25% 2/10/31	100,000	97,917
1.5% 8/28/24	50,000	50,919
1.625% 1/15/25	63,000	64,315
1.875% 6/19/23	20,000	20,433
2.5% 3/19/24	120,000	124,870
International Finance Corp. 0.75% 8/27/30	40,000	37,756
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,523,759)		3,542,027

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25 (Cost $279,648)	279,000	286,645

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f) (Cost $1,736,458)	1,736,111	1,736,458

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $259,931,049)	261,192,217
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(4,974,249)
NET ASSETS - 100.0%	256,217,968

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,285,450 or 0.5% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	5,805,017	17,958,024	22,026,583	596	83	(83)	1,736,458	0.0%
Total	5,805,017	17,958,024	22,026,583	596	83	(83)	1,736,458

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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